Premises and Equipment - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation	$ 39	$ 31	$ 26
Lease rental expense	$ 9	$ 5	$ 7